Fair Value Measurements - Summary Of Binomial (Lattice) Valuation Model Assumptions Used To Record The Fair Value Of The Warrants (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Apr. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility		64.00%	65.00%
Expected annual dividend yield		0.00%	0.00%	0.00%
Expected term (years)		4 years 4 months 24 days	6 years 3 months	6 years 3 months
Level 3 [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair vale determined per warrant	$ 3.8	$ 3.46
Expected volatility	50.00%	90.00%
Expected annual dividend yield	0.00%	0.00%
Expected term (years)	5 years	4 years 3 months 18 days
Risk-free rate	0.90%	1.20%